Cover	May 09, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 09, 2022
Entity Registrant Name	PLIANT THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39303
Entity Tax Identification Number	47-4272481
Entity Address, Address Line One	260 Littlefield Avenue,
Entity Address, City or Town	South San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	481-6770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PLRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001746473
Amendment Flag	false